SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of earning per share

	For the Three	For the Six
	Months Ended	Months Ended
	June 30, 2021	June 30, 2021
Common stock subject to possible redemption
Numerator: Net income allocable to common stock subject to possible redemption amortized interest income on marketable securities held in trust	$3,151	$11,723
Less: interest available to be withdrawn for payment of taxes	(3,151)	(11,723)
Net income allocable to common stock subject to possible redemption	$-	$-
Denominator: Weighted average redeemable common stock, basic and diluted	9,822,956	9,673,135
Basic and diluted net income per share, redeemable common stock	$0.00	$0.00

Non-redeemable common stock
Numerator: Net loss minus redeemable net earnings
Net loss	$(7,705,427)	$(4,662,223)
Redeemable net earnings	-	-
Non-redeemable net loss	$(7,705,427)	$(4,662,223)
Denominator: Weighted average non-redeemable common stock, basic and diluted	5,097,044	5,246,865
Basic and diluted net loss per share, common stock	$(1.51)	$(0.89)

For the Period from
August 20, 2020 (Inception)
through December 31, 2020
Common stock subject to possible redemption
Numerator: Net income allocable to common stock subject to possible redemption Amortized Interest income on marketable securities held in trust	$7,960
Less: interest available to be withdrawn for payment of taxes	(7,960)
Net income allocable to common stock subject to possible redemption	$—
Denominator: Weighted Average Redeemable common stock Redeemable Common Stock, Basic and Diluted	3,399,685
Basic and Diluted net income per share, Redeemable Common Stock	$0.00

Non-Redeemable Common Stock
Numerator: Net Income minus Redeemable Net Earnings
Net Income	$4,092,424
Redeemable Net Earnings	—
Non-Redeemable Net Income	$4,092,424
Denominator: Weighted Average Non-Redeemable Common Stock Basic and diluted weighted average shares outstanding, common stock	4,646,706
Basic and diluted net income per share, common stock	$0.88

Schedule of cash and cash equivalents and restricted cash

	December 31,
	2020	2019	2018
Cash and cash equivalents	$18,196	$2,877	$5,553
Restricted cash	422	136	1,450
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$18,618	$3,013	$7,003

Schedule of restricted cash

	December 31,
	2020	2019
Customer and supplier guarantees	$298	$13
Landlord guarantees	124	123
Total	$422	$136

Schedule of revenue

	Year Ended December 31,
	2020	2019	2018
Products sales	$131,105	$121,741	$185,092
Non-recurring engineering (“NRE”)	16,007	21,713	14,291
Product maintenance contracts	11,796	9,221	2,153
Professional service contracts	10,814	7,473	6,796
Software licenses	2,757	5,607	2,012
Other	476	276	407
Total revenues	$172,955	$166,031	$210,751

Schedule of contract asset and liability balances from contracts with customers

	Contracts Assets	Contracts Liabilities
Balance as of December 31, 2019	$11,823	$10,035
Balance as of December 31, 2020	5,361	7,521
Change	$6,462	$2,514

Schedule of revenues from contract liability

	Year Ended December 31,
	2020	2019
Amounts included in the beginning of year contract liability balance	$3,576	$2,407

Schedule of product warranty liabilities

	December 31,
	2020	2019
Balance, beginning of period	$981	$1,609
Accruals	826	824
Settlements	(788)	(1,452)
Balance, end of period	$1,019	$981

Schedule of cash and restricted cash balances

	December 31,
	2020	2019
Cash in U.S. dollars in U.S. banks	$15,997	$1,161
Cash in foreign banks and foreign currency	2,612	1,843
Petty cash	9	9
Total	$18,618	$3,013